                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment  [ ]                   Amendment No.:    _______
      This Amendment (Check only one):         [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Amelia Peabody Foundation
Address: One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair   Wellesley, Massachusetts   January 30, 2001
---------------------------------------------------------------------
Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:     $ 107,746 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       38-05997          Thomas B. St. Clair


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                           FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2       COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6         COLUMN 7
NAME OF ISSUER           TITLE OF CLASS    CUSIP       VALUE    SHRS OR  SH/ PUT/   INVESTMENT         OTHER
                                                     (X $1000)  PRN AMT  PRN CALL   DISCRETION        MANAGERS
Agilent Tech                 Common      00846U101       703     9,535        SH   Shared - Other   1, 2, 3, 4, 5

Amerigas Partners
Common Units                 Common      030975106       506    30,000        SH   Shared - Other   1, 2, 3, 4, 5

Apple Computer               Common      037833100     3,666    70,000        SH   Shared - Other   1, 2, 3, 4, 5

Applied Material Inc         Common      038222105     3,172    35,000        SH   Shared - Other   1, 2, 3, 4, 5

Avalonbay Comms
8.96% Series G Prfd Stock    Preferred   053484606       229    10,000        SH   Shared - Other   1, 2, 3, 4, 5

AXA Financial                Common      002451102       850    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Bank One Corp                Common      06423A103     1,195    45,000        SH   Shared - Other   1, 2, 3, 4, 5

Buckeye Partners L P
Unit LTD Partnership Ints    Common      118230101     2,681   100,000        SH   Shared - Other   1, 2, 3, 4, 5

Cendant Corp Income
Prides 7.5% Conv PFD         Preferred   151313301       544    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Chase Capital IV Preferred   Preferred   16147N208       261    12,000        SH   Shared - Other   1, 2, 3, 4, 5

Chase Manhattan              Common      16161A108     2,073    45,000        SH   Shared - Other   1, 2, 3, 4, 5

Chase PFD Cap Corp
Ser A 8.10% PFD              Preferred   161637202       602    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Cisco Systems Inc            Common      17275R102     2,860    45,000        SH   Shared - Other   1, 2, 3, 4, 5

Citigroup                    Common      172967101     3,013    50,000        SH   Shared - Other   1, 2, 3, 4, 5


COLUMN 1                               COLUMN 8
NAME OF ISSUER                     VOTING AUTHORITY
                                SOLE    SHARED  NONE
Agilent Tech                    9,535

Amerigas Partners
Common Units                   30,000

Apple Computer                 70,000

Applied Material Inc           35,000

Avalonbay Comms
8.96% Series G Prfd Stock      10,000

AXA Financial                  25,000

Bank One Corp                  45,000

Buckeye Partners L P
Unit LTD Partnership Ints     100,000

Cendant Corp Income
Prides 7.5% Conv PFD           25,000

Chase Capital IV Preferred     12,000

Chase Manhattan                45,000

Chase PFD Cap Corp
Ser A 8.10% PFD                25,000

Cisco Systems Inc              45,000

Citigroup                      50,000

Conagra Cap L C
9.35% Ser C Prd              Preferred   20588V406       446    18,000        SH   Shared - Other   1, 2, 3, 4, 5

Conseco Inc
7% Conv PFD                  Preferred   208464602       130    10,000        SH   Shared - Other   1, 2, 3, 4, 5

Corning                      Common      219350105     4,048    15,000        SH   Shared - Other   1, 2, 3, 4, 5

Credence System              Common      225302108     2,208    40,000        SH   Shared - Other   1, 2, 3, 4, 5

Dell Computer                Common      247025109     1,479    30,000        SH   Shared - Other   1, 2, 3, 4, 5

Duff & Phelps
Util & Corp BD TR            Common      26432K108       398    35,000        SH   Shared - Other   1, 2, 3, 4, 5

E M C Corp                   Common      268648102     2,308    30,000        SH   Shared - Other   1, 2, 3, 4, 5

EL Pas Energy                Common      28368B102     1,584    65,000        SH   Shared - Other   1, 2, 3, 4, 5

Enron Corp                   Common      293561106     1,613    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Enron Toprs 8.125% Pfd       Preferred   29357P201       575    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Ericsson                     Common      294821400     1,300    65,000        SH   Shared - Other   1, 2, 3, 4, 5

Exxon Mobil Corp             Common      30231G102     3,140    40,000        SH   Shared - Other   1, 2, 3, 4, 5

FleetBoston                  Common      339030108     1,020    30,000        SH   Shared - Other   1, 2, 3, 4, 5

Florida Progress             Common      341109106     1,172    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Ford Motor                   Common      345370100     1,075    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Gables Residential Trust
PFD A                        Preferred   362418204       196    10,000        SH   Shared - Other   1, 2, 3, 4, 5

General Electric Co          Common      369604103     5,565   105,000        SH   Shared - Other   1, 2, 3, 4, 5

Halliburton                  Common      406216101       472    10,000        SH   Shared - Other   1, 2, 3, 4, 5

Hewlett Packard              Common      428236103     3,122    25,000        SH   Shared - Other   1, 2, 3, 4, 5

HL&P Capital Trust I
8.125% Tr Pfd Ser A          Preferred   404202202       221    10,000        SH   Shared - Other   1, 2, 3, 4, 5


Conagra Cap L C
9.35% Ser C Prd                 18,000

Conseco Inc
7% Conv PFD                     10,000

Corning                         15,000

Credence System                 40,000

Dell Computer                   30,000

Duff & Phelps
Util & Corp BD TR               35,000

E M C Corp                      30,000

EL Pas Energy                   65,000

Enron Corp                      25,000

Enron Toprs 8.125% Pfd          25,000

Ericsson                        65,000

Exxon Mobil Corp                40,000

FleetBoston                     30,000

Florida Progress                25,000

Ford Motor                      25,000

Gables Residential Trust
PFD A                           10,000

General Electric Co            105,000

Halliburton                     10,000

Hewlett Packard                 25,000

HL&P Capital Trust I
8.125% Tr Pfd Ser A             10,000

Home Depot Inc               Common      437076102       749    15,000        SH   Shared - Other   1, 2, 3, 4, 5

Hospitality Prop             Common      44106M102       903    40,000        SH   Shared - Other   1, 2, 3, 4, 5

HSBC Bank                    Preferred   44328M302       701    30,000        SH   Shared - Other   1, 2, 3, 4, 5

Intel Corp                   Common      458140100     5,348    40,000        SH   Shared - Other   1, 2, 3, 4, 5

Intl Business Machines       Common      459200101     2,739    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Ivax Corp                    Common      465823102       623    15,000        SH   Shared - Other   1, 2, 3, 4, 5

JDS UniPhase                 Common      46612J101     2,398    20,000        SH   Shared - Other   1, 2, 3, 4, 5

Johnson & Johnson            Common      478160104     1,528    15,000        SH   Shared - Other   1, 2, 3, 4, 5

JP Morgan                    Common      616880100     1,101    10,000        SH   Shared - Other   1, 2, 3, 4, 5

Kansas City Power            Common      485134100       675    30,000        SH   Shared - Other   1, 2, 3, 4, 5

Kinder Morgan Energy
Partners KL Unit LTD
Partnership INT              Common      494550106     3,195    80,000        SH   Shared - Other   1, 2, 3, 4, 5

Knightsbridge Tankers LTD    Common      G5299G106       500    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Lakehead Pipe Line
Partners L P Pref Unit       Common      511557100       801    20,000        SH   Shared - Other   1, 2, 3, 4, 5

Leggett & Platt              Common      524660107       248    15,000        SH   Shared - Other   1, 2, 3, 4, 5

Liberty Property Trust SBI   Common      531172104     1,038    40,000        SH   Shared - Other   1, 2, 3, 4, 5

Media One Group              Common      58440J104       666    10,000        SH   Shared - Other   1, 2, 3, 4, 5

Motorola                     Common      620076109       727    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Nokia Corp.                  Common      654902204     4,245    85,000        SH   Shared - Other   1, 2, 3, 4, 5

Nortel Ntwks                 Common      656568102     2,730    40,000        SH   Shared - Other   1, 2, 3, 4, 5

Oracle                       Common      68389X105     2,102    25,000        SH   Shared - Other   1, 2, 3, 4, 5


Home Depot Inc                  15,000

Hospitality Prop                40,000

HSBC Bank                       30,000

Intel Corp                      40,000

Intl Business Machines          25,000

Ivax Corp                       15,000

JDS UniPhase                    20,000

Johnson & Johnson               15,000

JP Morgan                       10,000

Kansas City Power               30,000

Kinder Morgan Energy
Partners KL Unit LTD
Partnership INT                 80,000

Knightsbridge Tankers LTD       25,000

Lakehead Pipe Line
Partners L P Pref Unit          20,000

Leggett & Platt                 15,000

Liberty Property Trust SBI      40,000

Media One Group                 10,000

Motorola                        25,000

Nokia Corp.                     85,000

Nortel Ntwks                    40,000

Oracle                          25,000

Paine Webber                 Common      695629105       683    15,000        SH   Shared - Other   1, 2, 3, 4, 5

Plum Creek Timber Co Inc.    Common      729251108       780    30,000        SH   Shared - Other   1, 2, 3, 4, 5

PP&L Cap Tr Tr
Originated Pfd Secs 8.20%    Preferred   693497208       351    15,000        SH   Shared - Other   1, 2, 3, 4, 5

Public Storage Inc
Depositary PSA Sh
Repstg 1/1000 PRD Ser J      Preferred   74460D828       220    10,000        SH   Shared - Other   1, 2, 3, 4, 5

PWG Capital Trust II
8.08% PFD                    Preferred   69366F208       342    15,000        SH   Shared - Other   1, 2, 3, 4, 5

Royal Bank of Scotland       Preferred   780097853       463    20,000        SH   Shared - Other   1, 2, 3, 4, 5

Shop At Home Inc Ser A PFD   Preferred   825066400         9       692        SH   Shared - Other   1, 2, 3, 4, 5

SJG Cap TR PFD Secs 8.35%    Preferred   78427Q202       463    20,000        SH   Shared - Other   1, 2, 3, 4, 5

Sun Microsystems Inc         Common      866810104     1,364    15,000        SH   Shared - Other   1, 2, 3, 4, 5

Tellabs                      Common      879664100     1,711    25,000        SH   Shared - Other   1, 2, 3, 4, 5

Texaco Inc.                  Common      881694103     1,065    20,000        SH   Shared - Other   1, 2, 3, 4, 5

Texas Instruments            Common      882508104     3,434    50,000        SH   Shared - Other   1, 2, 3, 4, 5

Titan Corp.                  Common      888266103     1,790    40,000        SH   Shared - Other   1, 2, 3, 4, 5

TXU Corp                     Common      873168108       443    15,000        SH   Shared - Other   1, 2, 3, 4, 5

Tyco                         Common      902124106     2,369    50,000        SH   Shared - Other   1, 2, 3, 4, 5

UDS Capital I G
Preferred SEC 8.32%          Preferred   902655208       503    25,000        SH   Shared - Other   1, 2, 3, 4, 5

UnumProvident                Preferred   91529Y205       239    10,000        SH   Shared - Other   1, 2, 3, 4, 5

Wells Fargo                  Common      949746101     1,550    40,000        SH   Shared - Other   1, 2, 3, 4, 5

Worldcom                     Common      98157D106     2,523    55,000        SH   Shared - Other   1, 2, 3, 4, 5

                                                     107,746

Paine Webber                    15,000

Plum Creek Timber Co Inc.       30,000

PP&L Cap Tr Tr
Originated Pfd Secs 8.20%       15,000

Public Storage Inc
Depositary PSA Sh
Repstg 1/1000 PRD Ser J         10,000

PWG Capital Trust II
8.08% PFD                       15,000

Royal Bank of Scotland          20,000

Shop At Home Inc Ser A PFD         692

SJG Cap TR PFD Secs 8.35%       20,000

Sun Microsystems Inc            15,000

Tellabs                         25,000

Texaco Inc.                     20,000

Texas Instruments               50,000

Titan Corp.                     40,000

TXU Corp                        15,000

Tyco                            50,000

UDS Capital I G
Preferred SEC 8.32%             25,000

UnumProvident                   10,000

Wells Fargo                     40,000

Worldcom                        55,000